Reserves	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Reserves

	Retained earnings	Hedging reserve	Translation reserve	Share based compensation reserve	Merger reserve
	$M	$M	$M	$M	$M
At January 1, 2015	308.8	0.9	(36.2)	3.7	(333.8)
Net income for the year	16.1	—	—	—	—
Currency translation differences	—	—	(8.6)	—	—
Decrease in fair value of cash flow hedges	—	(5.4)	—	—	—
Transfer to consolidated income statement on cash flow hedges	—	(0.1)	—	—	—
Remeasurement of defined benefit retirement plans	4.4	—	—	—	—
Deferred income taxes on items taken to other comprehensive income	(1.5)	1.1	—	—	—
Equity dividends	(10.8)	—	—	—	—
Equity settled share based compensation charges	—	—	—	1.4	—
Cash settled share based compensation charges	—	—	—	(0.5)	—
Deferred income taxes on items taken to equity	(0.3)	—	—	—	—
Utilization of treasury shares	(0.1)	—	—	(0.5)	—
At December 31, 2015	316.6	(3.5)	(44.8)	4.1	(333.8)
Net income for the year	21.9	—	—	—	—
Currency translation differences	—	—	(13.1)	—	—
Increase in fair value of cash flow hedges	—	1.1	—	—	—
Transfer to consolidated income statement on cash flow hedges	—	(0.9)	—	—	—
Remeasurement of defined benefit retirement plans	(21.7)	—	—	—	—
Deferred income taxes on items taken to other comprehensive income	4.3	—	—	—	—
Equity dividends	(13.3)	—	—	—	—
Equity settled share based compensation charges	—	—	—	1.2	—
Utilization of treasury shares	0.1	—	—	(0.6)	—
Utilization of ESOP shares	0.2	—	—	(0.9)	—
At December 31, 2016	308.1	(3.3)	(57.9)	3.8	(333.8)
Net income for the year	11.5	—	—	—	—
Currency translation differences	—	—	11.6	—	—
Increase in fair value of cash flow hedges	—	3.1	—	—	—
Transfer to consolidated income statement on cash flow hedges	—	0.6	—	—	—
Remeasurement of defined benefit retirement plans	9.5	—	—	—	—
Deferred income taxes on items taken to other comprehensive income	(5.2)	(0.6)	—	—	—
Equity dividends	(13.3)	—	—	—	—
Equity settled share based compensation charges	—	—	—	2.6	—
Utilization of treasury shares	0.1	—	—	(0.6)	—
Utilization of ESOP shares	0.1	—	—	(0.4)	—
Deferred income taxes on items taken to equity	0.6	—	—	—	—
At December 31, 2017	311.4	(0.2)	(46.3)	5.4	(333.8)

Nature and purpose of reserves
Hedging reserve
The hedging reserve contains the effective portion of the cash flow hedge relationships entered into by the Group at the reporting date. The movement in the year to December 31, 2017 of $3.1 million (2016: $0.2 million) includes an increase in the fair value of cash flow hedges of $3.1 million (2016: increase of $1.1 million) and a gain of $0.6 million of cash flow hedges being transferred to the consolidated income statement (2016: loss of $0.9 million). This is partially offset by $0.6 million of deferred taxes on items taken to other comprehensive income. For further information regarding the Group's forward foreign currency exchange rate contracts, forward aluminum commodity contracts and forward interest rate agreements refer to Note 28 section (a)—Financial Instruments: Financial Instruments of the Group.
Translation reserve
The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements of operations which do not have U.S. dollars as their functional currency.
Share based compensation reserve
The share based compensation reserve is used to recognize the fair value of options and performance shares granted under IFRS 2. For further information refer to Note 31. The charges in 2015, 2016 and 2017 related to options over ordinary shares.
During the year, no shares were purchased on the open market on behalf of one of the share based compensation plans (2016: no shares were purchased). Shares are held in the names of the employees who are members of the plan until the end of the holding period.
Merger reserve
The merger reserve relates to the recapitalization of Luxfer Group Limited during the year ended December 31, 1999. Pursuant to the recapitalization of Luxfer Group Limited, Luxfer Holdings PLC acquired the entire share capital of Luxfer Group Limited. The company known as Luxfer Group Limited during the year ended December 31, 1999 was subsequently renamed LGL 1996 Limited and remains dormant. The recapitalization was accounted for using merger accounting principles.
The accounting treatment reflected the fact that ownership and control of Luxfer Group Limited, after the recapitalization, remained with the same institutional and management shareholders as before the recapitalization. Under merger accounting principles the consolidated financial statements of Luxfer Holdings PLC appear as a continuation of those for Luxfer Group Limited and therefore as if it had been the parent of the Group from its incorporation.